Document and Entity Information	12 Months Ended
Jun. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2011
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Jun 29, 2012
Document Effective Date	Jun 29, 2012
Prospectus Date	Jun 29, 2011

Prospectus Supplement — July 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia 120/20 Contrarian Equity Fund	June 29, 2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C	Class I, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)		1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class Z
Management fees	0.95%	0.95%	0.95%	0.95%	0.95%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%

Other expenses	0.89%	0.89%	0.89%	0.76%	0.89%

Total annual fund operating expenses	2.09%	2.84%	2.84%	1.71%	1.84%

Less: Fee waiver/expense reimbursement(b)	(0.67%)	(0.67%)	(0.67%)	(0.63%)	(0.67%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.42%	2.17%	2.17%	1.08%	1.17%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.42% for Class A, 2.17% for Class B, 2.17% for Class C, 1.08%for Class I and 1.17% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$711	$1,132	$1,577	$2,811

Class B (if shares are redeemed)	$720	$1,117	$1,641	$2,943

Class B (if shares are not redeemed)	$220	$817	$1,441	$2,943

Class C (if shares are redeemed)	$320	$817	$1,441	$3,122

Class C (if shares are not redeemed)	$220	$817	$1,441	$3,122

Class I (whether or not shares are redeemed)	$110	$478	$870	$1,972

Class Z (whether or not shares are redeemed)	$119	$514	$934	$2,109

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 29, 2011
Supplement Text Block	cfst7_SupplementTextBlock

Prospectus Supplement — July 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia 120/20 Contrarian Equity Fund	June 29, 2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C	Class I, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)		1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class Z
Management fees	0.95%	0.95%	0.95%	0.95%	0.95%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%

Other expenses	0.89%	0.89%	0.89%	0.76%	0.89%

Total annual fund operating expenses	2.09%	2.84%	2.84%	1.71%	1.84%

Less: Fee waiver/expense reimbursement(b)	(0.67%)	(0.67%)	(0.67%)	(0.63%)	(0.67%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.42%	2.17%	2.17%	1.08%	1.17%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.42% for Class A, 2.17% for Class B, 2.17% for Class C, 1.08%for Class I and 1.17% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$711	$1,132	$1,577	$2,811

Class B (if shares are redeemed)	$720	$1,117	$1,641	$2,943

Class B (if shares are not redeemed)	$220	$817	$1,441	$2,943

Class C (if shares are redeemed)	$320	$817	$1,441	$3,122

Class C (if shares are not redeemed)	$220	$817	$1,441	$3,122

Class I (whether or not shares are redeemed)	$110	$478	$870	$1,972

Class Z (whether or not shares are redeemed)	$119	$514	$934	$2,109

Columbia 120/20 Contrarian Equity Fund | Class A, B, C, I and Z Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cfst7_SupplementTextBlock

Prospectus Supplement — July 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia 120/20 Contrarian Equity Fund	June 29, 2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C	Class I, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)		1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class Z
Management fees	0.95%	0.95%	0.95%	0.95%	0.95%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%

Other expenses	0.89%	0.89%	0.89%	0.76%	0.89%

Total annual fund operating expenses	2.09%	2.84%	2.84%	1.71%	1.84%

Less: Fee waiver/expense reimbursement(b)	(0.67%)	(0.67%)	(0.67%)	(0.63%)	(0.67%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.42%	2.17%	2.17%	1.08%	1.17%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.42% for Class A, 2.17% for Class B, 2.17% for Class C, 1.08%for Class I and 1.17% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$711	$1,132	$1,577	$2,811

Class B (if shares are redeemed)	$720	$1,117	$1,641	$2,943

Class B (if shares are not redeemed)	$220	$817	$1,441	$2,943

Class C (if shares are redeemed)	$320	$817	$1,441	$3,122

Class C (if shares are not redeemed)	$220	$817	$1,441	$3,122

Class I (whether or not shares are redeemed)	$110	$478	$870	$1,972

Class Z (whether or not shares are redeemed)	$119	$514	$934	$2,109

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Columbia 120/20 Contrarian Equity Fund | Class A, B, C, I and Z Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.42%	[1],[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	711
3 years	rr_ExpenseExampleYear03	1,132
5 years	rr_ExpenseExampleYear05	1,577
10 years	rr_ExpenseExampleYear10	2,811
Columbia 120/20 Contrarian Equity Fund | Class A, B, C, I and Z Shares | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.84%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.17%	[1],[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	720
3 years	rr_ExpenseExampleYear03	1,117
5 years	rr_ExpenseExampleYear05	1,641
10 years	rr_ExpenseExampleYear10	2,943
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	220
3 years	rr_ExpenseExampleNoRedemptionYear03	817
5 years	rr_ExpenseExampleNoRedemptionYear05	1,441
10 years	rr_ExpenseExampleNoRedemptionYear10	2,943
Columbia 120/20 Contrarian Equity Fund | Class A, B, C, I and Z Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.84%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.17%	[1],[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	320
3 years	rr_ExpenseExampleYear03	817
5 years	rr_ExpenseExampleYear05	1,441
10 years	rr_ExpenseExampleYear10	3,122
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	220
3 years	rr_ExpenseExampleNoRedemptionYear03	817
5 years	rr_ExpenseExampleNoRedemptionYear05	1,441
10 years	rr_ExpenseExampleNoRedemptionYear10	3,122
Columbia 120/20 Contrarian Equity Fund | Class A, B, C, I and Z Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%	[1],[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	478
5 years	rr_ExpenseExampleYear05	870
10 years	rr_ExpenseExampleYear10	1,972
Columbia 120/20 Contrarian Equity Fund | Class A, B, C, I and Z Shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.17%	[1],[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	514
5 years	rr_ExpenseExampleYear05	934
10 years	rr_ExpenseExampleYear10	2,109

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.42% for Class A, 2.17% for Class B, 2.17% for Class C, 1.08% for Class I and 1.17% for Class Z.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun 29, 2011
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012